Cover	6 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ALGORHYTHM HOLDINGS, INC.
Entity Central Index Key	0000923601
Entity Tax Identification Number	95-3795478
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6301 NW 5th Way
Entity Address, Address Line Two	Suite 2900
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33309
City Area Code	(954)
Local Phone Number	596-1000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6301 NW 5th Way
Entity Address, Address Line Two	Suite 2900
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33309
City Area Code	(954)
Local Phone Number	596-1000
Contact Personnel Name	Gary Atkinson